21. Taxes payable (Details Narrative) R$ in Thousands	12 Months Ended
Dec. 31, 2020 BRL (R$)
Taxes Payable
Installment of PIS and COFINS contributions	R$ 43,945
PIS and COFINS contributions period	60 months
Tax paid	R$ 4,443